SCHEDULE OF MOVEMENT OF ALLOWANCES FOR EXPECTED CREDIT LOSS (Details)	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 28, 2025 SGD ($)
Defined Benefit Plan Disclosure [Line Items]
Allowance for credit losses, beginning balance		$ 142,260	$ 112,583	$ 97,167
- Related party				45,093
Allowance for credit losses, ending balance	112,583	142,260		142,260
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Allowance for credit losses, beginning balance	17,616	22,260		22,167
- Related party	(17,616)	(22,260)		93
Allowance for credit losses, ending balance			17,616	22,260
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Allowance for credit losses, beginning balance	94,967	120,000		75,000
- Related party	17,616	22,260		45,000
Allowance for credit losses, ending balance	$ 112,583	$ 142,260	$ 94,967	$ 120,000